LONG-TERM DEBT (Details 2)								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2013 Fixed Corporate Bonds Finansbank I [Member] EUR (€)	Dec. 31, 2013 Finansbank I [Member] EUR (€)		Dec. 31, 2013 Finansbank Ii [Member] EUR (€)		Dec. 31, 2013 Finansbank Iii [Member] EUR (€)		Dec. 31, 2013 Finansbank Iv [Member] EUR (€)		Dec. 31, 2013 Finansbank V [Member] EUR (€)		Dec. 31, 2013 Finansbank Vi [Member] EUR (€)		Dec. 31, 2013 Finansbank Vii [Member] EUR (€)		Dec. 31, 2013 Finansbank Viii [Member] EUR (€)		Dec. 31, 2013 Finansbank Ix [Member] EUR (€)		Dec. 31, 2013 Finansbank X [Member] EUR (€)		Dec. 31, 2013 Finansbank Xi [Member] EUR (€)		Dec. 31, 2013 Finansbank Xii [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Notes Nbg Funding Ltd [Member] GBP (£)		Dec. 31, 2013 Subordinated Fixed Rate Notes Nbg Finance Plc I [Member] EUR (€)	Dec. 31, 2013 Variable Rate Notes Nbg Funding Ltd I [Member] EUR (€)		Dec. 31, 2013 Variable Rate Notes Nbg Funding Ltd Ii [Member] EUR (€)		Dec. 31, 2013 Variable Rate Notes Nbg Funding Ltd Iii [Member] USD ($)		Dec. 31, 2013 Variable Rate Notes Nbg Funding Ltd Iv [Member] EUR (€)		Dec. 31, 2013 Fixed Covered Bonds Nbg [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Notes Finansbank I [Member] USD ($)	Dec. 31, 2013 Fixed Rate Notes Finansbank Ii [Member] USD ($)	Dec. 31, 2013 Fixed Rate Notes Nbg I [Member] EUR (€)		Dec. 31, 2013 Variable Rate Notes Nbg I [Member] EUR (€)	Dec. 31, 2013 Variable Rate Notes Finansbank I [Member] EUR (€)	Dec. 31, 2013 Variable Rate Notes Finansbank Ii [Member] USD ($)	Dec. 31, 2013 Fixed Rate Notes Finansbank Iii [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Notes Finansbank Iii [Member] TRY		Dec. 31, 2013 Fixed Rate Notes Nbg Ii [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Notes Nbg Iii [Member] EUR (€)		Dec. 31, 2013 Variable Rate Notes Probank Leasing Sa [Member] EUR (€)	Dec. 31, 2013 Variable Rate Notes Nbg Pangaea Reic [Member] EUR (€)
Outstanding Senior Debt [Line Items]
Issue date																																												October 7, 2009		May 11, 2011	November 1, 2012	December 23, 2013		September 1, 2009	December 20, 2012	December 20, 2012	April 19, 2013	[1]	April 19, 2013	[1]	December 20, 2012		August 5, 2013		August 10, 2010	December 2, 2011
Maturity date																																												October 2016		May 2016	November 2017	December 2023		September 2016	November 2024	November 2017	April 2014	[1]	April 2014	[1]	December 2024		August 2023		January 2014	December 2017
Interest rate																																												Fixed coupon rate of 3.875%		Fixed interest rate of 5.5%	Fixed interest rate of 5.15%	Fixed interest rate of 2.684%		Three-month Euribor plus 0.576%	EURIBOR plus 3.6%.	LIBOR plus 3.4%	Fixed interest rate of 7.8%	[1]	Fixed interest rate of 7.8%	[1]	Fixed interest rate of 2.535%		Fixed interest rate of 2.519%		EURIBOR plus 5.5%.	EURIBOR plus 5.25%.
Interest payment period																																												Annually		Semi-annually	Semi-annually	Semi-annually		Quarterly	Quarterly	Quarterly	Annually	[1]	Annually	[1]	Quarterly		Quarterly		Quarterly	Quarterly
Nominal amount																																												€ 846,000,000	[2]	$ 500,000,000	$ 350,000,000	€ 70,000,000	[3]	€ 250,000,000	€ 50,000,000	$ 75,000,000			124,000,000	[1]	€ 55,000,000	[3]	€ 50,000,000	[3]	€ 10,000,000	€ 46,000,000
Own held by the group (nominal amount in million)																																														17,000,000	8,000,000						21,000,000	[1]
Currency																																												EUR		USD	USD	EUR		EUR	EUR	USD	TL	[1]	TL	[1]	EUR		EUR		EUR	EUR
Interest Percentage																																												3.875%		5.50%	5.15%	2.684%		0.576%	3.60%	3.40%	7.80%		7.80%		2.535%		2.519%		5.50%	5.25%
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		810,000,000			600,000,000
Amortized cost		850,000,000			849,000,000
Net losses resulting from changes in fair value		210,000,000			0
Fair value losses attributable to changes in instrument specific credit risk		236,000,000			3,000,000
Outstanding Senior Debt Variable Parentheticals [Abstract]
Purchases of securities with nominal value	25,000,000	70,000,000	1,000,000	48,000,000	117,000,000	39,000,000
Outstanding Subordinated Debt [Line Items]
Issue date																																	November 8, 2006	[4],[5],[6],[7],[8]	August 3, 2010	July 11, 2003	[4],[5],[6],[7],[8]	November 3, 2004	[4],[5],[6],[7],[8]	November 3, 2004	[4],[5],[6],[7],[8]	February 16, 2005	[4],[5],[6],[7],[8]
Maturity date																																	November 2037	[4],[5],[6],[7],[8]	August 2020 (Early redemption 2015)	July 2034	[4],[5],[6],[7],[8]	November 2035	[4],[5],[6],[7],[8]	November 2035	[4],[5],[6],[7],[8]	February 2036	[4],[5],[6],[7],[8]
Interest rate																																	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	[4],[5],[6],[7],[8]	7.0% for the first five years and 9.5% thereafter.	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	[4],[5],[6],[7],[8]	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[4],[5],[6],[7],[8]	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	[4],[5],[6],[7],[8]	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	[4],[5],[6],[7],[8]
Interest payment period																																	Annually up to November 8, 2016	[4],[5],[6],[7],[8]	Annually	Quarterly	[4],[5],[6],[7],[8]	Semi annually	[4],[5],[6],[7],[8]	Semi annually	[4],[5],[6],[7],[8]	Annually	[4],[5],[6],[7],[8]
Nominal amount																																	375,000,000	[4],[5],[6],[7],[8]	18,000,000	350,000,000	[4],[5],[6],[7],[8]	350,000,000	[4],[5],[6],[7],[8]	180,000,000	[4],[5],[6],[7],[8]	230,000,000	[4],[5],[6],[7],[8]
Own held by group (nominal amount)																																		[4],[5],[6],[7],[8]			[4],[5],[6],[7],[8]		[4],[5],[6],[7],[8]		[4],[5],[6],[7],[8]		[4],[5],[6],[7],[8]
Currency																																	GBP	[4],[5],[6],[7],[8]	EUR	EUR	[4],[5],[6],[7],[8]	EUR	[4],[5],[6],[7],[8]	USD	[4],[5],[6],[7],[8]	EUR	[4],[5],[6],[7],[8]
Outstanding Subordinated Debt Parentheticals [Abstract]
Additional nominal amount purchased in EUR		2,000,000			4,000,000
Additional nominal amount purchased in USD
Additional nominal amount purchased in GBP						8,000,000
Summary Of Redeemed Senior Debt [Line Items]
Date redeemed								March 2013	March 2013		March 2013		May 2013		June 2013		April 2013		September 2013		September 2013		December 2013		December 2013		October 2013		November 2013		November 2013
Type								Fixed Rate Notes	Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds
Nominal amount								110,000,000	400,000,000		500,000,000		750,000,000		650,000,000		600,000,000		400,000,000		476,000,000		525,000,000		125,000,000		105,000,000		266,000,000		578,000,000
Issuance date								March 24, 2006	September 14, 2012		September 21, 2012		November 15, 2012		December 14, 2012		December 27, 2012		March 20, 2013		April 4, 2013		June 26, 2013		July 11, 2013		July 18, 2013		July 25, 2013		August 29, 2013
Currency								USD	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]	TL	[9]
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR		135,000,000
Other Fixed debt in TL		36,000,000
Other Fixed debt in USD		116,000,000
Other Floating debt in EUR		138,000,000
Other Floating debt in USD		67,000,000
Fixed rate borrowings		287,000,000
Floating rate borrowings		205,000,000
Fixed Rate Covered Bonds		€ 10,000,000,000

[1]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.
[2]	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2013, net losses of EUR 210 million (2012: nil) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value losses of EUR 236 million were attributable to changes in instrument specific credit risk (2012: gain of EUR 3 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2013 were EUR 810 million and EUR 850 million respectively (2012: EUR 600 million and EUR 849 million)).
[3]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
[4]	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
[5]	On January 3, 2012, the Bank announced a voluntary tender offer (the “Offer”) for the acquisition of any and all of the five series of the preferred securities issued by the Bank’s subsidiary, NBG Funding Ltd. Based upon the aggregate nominal amounts of the securities validly tendered for purchase pursuant to the Offer, the Bank accepted for purchase securities in EUR with nominal value of EUR 117 million, securities in USD with nominal value of USD 48 million and securities in GBP with nominal value of GBP 39 million. The settlement date for the purchase by the Bank of the above securities was the January 19, 2012 and the purchase was funded by existing liquidity reserves of the Bank.
[6]	Subsequent to the Offer, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 4 million of series A, B and D and GBP 8 million of series E.
[7]	On May 23, 2013, the Bank announced the results of the Tender Offer for the buy back of up to the total amount of the five different series of preferred securities non-cumulative non-voting (hybrid instruments) issued by our subsidiary NBG Funding Limited and guaranteed on a subordinated basis by the Bank. Based on the total nominal values of the securities, which were offered in the Tender Offer, the Bank accepted for repurchase securities in EUR with nominal value of EUR 70 million, securities in USD with nominal value of USD 25 million and securities in GBP with nominal value of GBP 1 million.
[8]	Subsequently, and as at December 31,2013 the Bank acquired preferred securities outstanding of an aggregate nominal amount of EUR 2 million of series A, B and D.
[9]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.